DWS VARIABLE SERIES II

              SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                         EACH OF THE LISTED PORTFOLIOS:

                              ---------------------

                        DWS Dreman Financial Services VIP
                            DWS Income Allocation VIP
                           DWS MFS Strategic Value VIP

Deutsche Investment Management Americas Inc. (the "Advisor"), the investment advisor of the above Portfolios, is proposing the following mergers as part of the Advisor's initiative to restructure and streamline the family of DWS funds. In the chart below, the Acquired Portfolios on the left are proposed to be merged into the Acquiring Portfolios on the right.

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Acquired Portfolios                         Acquiring Portfolios
--------------------------------------------------------------------------------
DWS Dreman Financial Services VIP           DWS Dreman High Return Equity VIP
--------------------------------------------------------------------------------
DWS Income Allocation VIP                   DWS Conservative Allocation VIP
--------------------------------------------------------------------------------
DWS MFS Strategic Value VIP                 DWS Dreman High Return Equity VIP
--------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by each Portfolio's Board and approval by shareholders of the applicable Acquired Portfolio at a shareholder meeting expected to be held on or about August 24, 2006. Prior to the shareholder meeting, shareholders of each Acquired Portfolio will receive: (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger; (ii) a proxy card(s) and instructions on how to submit your vote; and (iii) a Prospectus for the applicable Acquiring Portfolio.










               Please Retain This Supplement for Future Reference








                                                                       [Logo]DWS
                                                                         SCUDDER
May 12, 2006                                                 Deutsche Bank Group